Long-Term Debt - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May. 15, 2015	Jul. 25, 2014	May. 31, 2015	Aug. 02, 2015	Nov. 02, 2014	Aug. 03, 2014	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Line of Credit Facility [Line Items]
Borrowings of credit facility									$ 528,675,000
Debt issuance discount cost									(980,000)
Credit facility, current borrowing				$ 361,000,000			$ 361,000,000		430,000,000	$ 525,165,000
Credit facility, current borrowing, net of discount				361,000,000			361,000,000		430,000,000
Loss on extinguishment charge		$ 25,986,000		6,822,000	$ 1,592,000	$ 25,986,000	6,822,000	$ 25,986,000	27,578,000
Repayment of credit facility		200,000,000							200,000,000
Accreted value of debt instrument		150,193,000
Interest and expense on debt		30,850,000
Carrying value of the note				727,000			727,000
Receipts on notes receivable				1,220,000			1,220,000
Gain on early payoff on a note receivable				493,000			493,000
New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt issuance discount cost									(980,000)
Credit facility, current borrowing									430,000,000
Credit facility, current borrowing, net of discount									429,020,000
Letter of credit facility outstanding									$ 5,822,000
Percentage of excess outstanding debt to excess of revolving commitments									30.00%
Debt Instrument, covenant compliance									Our senior secured credit facility contains restrictive covenants that, among other things, limit our ability and the ability of our subsidiaries to: incur additional indebtedness, make loans or advances to subsidiaries and other entities, make initial capital expenditures in relation to new stores, declare dividends, acquire other businesses or sell assets. In addition, under our senior secured credit facility, we are required to meet a maximum total leverage ratio if outstanding revolving loans and letters of credit (other than letters of credit that have been backstopped or cash collateralized) are in excess of 30% of the outstanding revolving commitments. As of February 1, 2015, we were not required to maintain any of the financial ratios under the senior secured credit facility and we were in compliance with the other restrictive covenants.
Term Loan Facility [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 530,000,000
Maturity date		Jul. 25, 2020
Interest rate									4.25%
Borrowings of credit facility									$ 528,675,000
Debt issuance discount cost									$ 1,325,000
Secured term loan maturity period									6 years
Repayments of prior credit facility									$ 100,000,000
Loss on extinguishment charge									1,586,000
Credit Facility - Revolver [Member]
Line of Credit Facility [Line Items]
Credit facility outstanding				$ 211,000,000			$ 211,000,000
Credit Facility - Revolver [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 50,000,000
Maturity date		Jul. 25, 2019
Credit facility outstanding									$ 0
Letter of Credit Sub-Facility [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 20,000,000
Swingline Sub-Facility [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility		$ 5,000,000
Minimum [Member] | Term Loan Facility [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate									3.25%
Minimum [Member] | Credit Facility - Revolver [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate									3.00%
Maximum [Member] | Term Loan Facility [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate									3.50%
Maximum [Member] | Credit Facility - Revolver [Member] | New Senior Secured Credit Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate									3.50%
11% Senior Notes [Member]
Line of Credit Facility [Line Items]
Maturity date		Jun. 01, 2018
Interest rate		11.00%
New Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate				2.19%			2.19%
Borrowings of credit facility							$ 434,000,000		$ 528,675,000
Credit facility outstanding				$ 133,815,000			133,815,000
Letter of credit facility outstanding				$ 5,185,000			5,185,000
Repayment of credit facility			$ 73,000,000				$ 73,000,000		100,000,000
Weighted average effective interest				2.55%			2.55%
New Credit Facility [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 150,000,000
Loss on extinguishment charge							$ 6,822,000
New Credit Facility [Member] | Credit Facility - Revolver [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 350,000,000
Maturity date	May 15, 2020
New Credit Facility [Member] | Letter of Credit Sub-Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 20,000,000
New Credit Facility [Member] | Swingline Sub-Facility [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 10,000,000
New Credit Facility [Member] | Minimum [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate							1.50%
New Credit Facility [Member] | Minimum [Member] | Credit Facility - Revolver [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate							1.50%
New Credit Facility [Member] | Maximum [Member] | Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate							2.25%
New Credit Facility [Member] | Maximum [Member] | Credit Facility - Revolver [Member]
Line of Credit Facility [Line Items]
Debt instrument interest rate							2.25%
Prior Senior Credit Facility [Member]
Line of Credit Facility [Line Items]
Borrowings of credit facility		$ 528,675,000						528,675,000
Repayments of prior credit facility			$ 430,000,000				$ 430,000,000	$ 444,375,000	$ 144,375,000	$ 1,500,000	$ 1,875,000
Senior secured credit facility outstanding		$ 143,509,000
12.25% Senior Discount Notes [Member]
Line of Credit Facility [Line Items]
Maturity date							Feb. 15, 2016
Interest rate				12.25%			12.25%